Parametric
Volatility Risk Premium - Defensive Fund
October 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 51.4%
Security	Shares	Value
Aerospace & Defense — 1.2%
General Electric Co.	17,067	$ 5,272,850
Huntington Ingalls Industries, Inc.	6,126	1,972,695
L3Harris Technologies, Inc.	8,065	2,331,591
RTX Corp.	27,037	4,826,104
		$ 14,403,240
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc.	7,466	$ 910,105
		$ 910,105
Automobile Components — 0.0%†
Phinia, Inc.	2,206	$ 114,513
		$ 114,513
Automobiles — 1.4%
Ford Motor Co.	164,893	$ 2,165,045
Tesla, Inc.(1)	32,104	14,657,402
		$ 16,822,447
Banks — 1.8%
Bank of America Corp.	104,553	$ 5,588,358
Fifth Third Bancorp	45,093	1,876,771
Huntington Bancshares, Inc.	120,186	1,855,672
JPMorgan Chase & Co.	37,320	11,610,998
Regions Financial Corp.	75,705	1,832,061
		$ 22,763,860
Beverages — 0.6%
Coca-Cola Co.	66,724	$ 4,597,283
PepsiCo, Inc.	20,930	3,057,664
		$ 7,654,947
Biotechnology — 0.8%
AbbVie, Inc.	25,007	$ 5,452,526
Amgen, Inc.	8,174	2,439,367
Biogen, Inc.(1)	7,341	1,132,496
Moderna, Inc.(1)	19,146	520,006
		$ 9,544,395
Security	Shares	Value
Broadline Retail — 2.2%
Amazon.com, Inc.(1)	110,417	$ 26,966,040
		$ 26,966,040
Building Products — 0.2%
A.O. Smith Corp.	16,850	$ 1,111,931
Carrier Global Corp.	25,291	1,504,562
		$ 2,616,493
Capital Markets — 1.3%
Ameriprise Financial, Inc.	4,371	$ 1,979,058
Cboe Global Markets, Inc.	7,852	1,928,765
Coinbase Global, Inc., Class A(1)	4,439	1,526,039
Invesco Ltd.	56,088	1,329,286
Moody's Corp.	4,962	2,383,248
Nasdaq, Inc.	24,914	2,129,898
S&P Global, Inc.	5,870	2,859,923
State Street Corp.	18,847	2,179,844
		$ 16,316,061
Chemicals — 0.6%
Albemarle Corp.(2)	11,320	$ 1,111,964
CF Industries Holdings, Inc.	10,887	906,778
Linde PLC	8,502	3,556,386
Sherwin-Williams Co.	6,320	2,180,021
Solstice Advanced Materials, Inc.(1)	3,097	139,582
		$ 7,894,731
Commercial Services & Supplies — 0.2%
Republic Services, Inc.	9,107	$ 1,896,442
		$ 1,896,442
Communications Equipment — 0.5%
Cisco Systems, Inc.	71,563	$ 5,231,971
F5, Inc.(1)	4,136	1,046,615
		$ 6,278,586
Construction & Engineering — 0.2%
Quanta Services, Inc.	6,781	$ 3,045,551
		$ 3,045,551
Consumer Finance — 0.4%
Capital One Financial Corp.	14,215	$ 3,127,158
Synchrony Financial	32,515	2,418,466
		$ 5,545,624

Parametric
Volatility Risk Premium - Defensive Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp.	6,395	$ 5,828,723
Kroger Co.	23,840	1,516,939
Walmart, Inc.	54,363	5,500,448
		$ 12,846,110
Containers & Packaging — 0.2%
Avery Dennison Corp.	5,624	$ 983,581
Packaging Corp. of America	5,963	1,167,317
Sealed Air Corp.	7,254	243,082
		$ 2,393,980
Distributors — 0.1%
LKQ Corp.	22,462	$ 717,886
		$ 717,886
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	74,320	$ 2,953,477
		$ 2,953,477
Electric Utilities — 0.9%
Alliant Energy Corp.	25,603	$ 1,710,793
Entergy Corp.	23,545	2,262,439
Evergy, Inc.	23,050	1,770,471
NextEra Energy, Inc.	30,905	2,515,667
NRG Energy, Inc.	15,547	2,671,907
Pinnacle West Capital Corp.	8,220	727,634
		$ 11,658,911
Electrical Equipment — 0.5%
Eaton Corp. PLC	10,470	$ 3,994,933
GE Vernova, Inc.	4,542	2,657,706
		$ 6,652,639
Electronic Equipment, Instruments & Components — 0.4%
CDW Corp.	8,796	$ 1,401,818
TE Connectivity PLC	10,461	2,583,972
Trimble, Inc.(1)	12,632	1,007,402
		$ 4,993,192
Entertainment — 0.6%
Netflix, Inc.(1)	6,161	$ 6,893,297
		$ 6,893,297
Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B(1)	22,587	$ 10,786,196
Security	Shares	Value
Financial Services (continued)
Corpay, Inc.(1)	4,587	$ 1,194,225
Mastercard, Inc., Class A	11,826	6,527,834
Visa, Inc., Class A	23,799	8,109,271
		$ 26,617,526
Food Products — 0.1%
Conagra Brands, Inc.	32,835	$ 564,433
McCormick & Co., Inc., Non Voting Shares	10,130	649,941
		$ 1,214,374
Ground Transportation — 0.4%
J.B. Hunt Transport Services, Inc.	9,567	$ 1,615,484
Union Pacific Corp.	13,427	2,958,908
		$ 4,574,392
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	24,293	$ 3,003,101
Align Technology, Inc.(1)	5,036	694,364
Boston Scientific Corp.(1)	32,535	3,276,925
IDEXX Laboratories, Inc.(1)	3,057	1,924,412
Insulet Corp.(1)	6,150	1,925,011
Intuitive Surgical, Inc.(1)	6,865	3,667,832
		$ 14,491,645
Health Care Providers & Services — 0.9%
Cencora, Inc.	7,142	$ 2,412,639
Centene Corp.(1)	57,397	2,030,132
DaVita, Inc.(1)	7,987	950,613
Quest Diagnostics, Inc.	9,481	1,668,182
UnitedHealth Group, Inc.	11,791	4,027,334
		$ 11,088,900
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	94,977	$ 1,521,532
		$ 1,521,532
Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.(1)	61,479	$ 1,772,440
Expedia Group, Inc.	9,477	2,084,940
Las Vegas Sands Corp.	36,252	2,151,556
McDonald's Corp.	12,358	3,687,998
Starbucks Corp.	23,507	1,901,011
Wynn Resorts Ltd.	10,917	1,299,014
		$ 12,896,959

Parametric
Volatility Risk Premium - Defensive Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables — 0.2%
Lennar Corp., Class A	15,878	$ 1,965,220
		$ 1,965,220
Household Products — 0.4%
Procter & Gamble Co.	34,829	$ 5,237,237
		$ 5,237,237
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	10,480	$ 1,973,384
		$ 1,973,384
Industrial Conglomerates — 0.2%
Honeywell International, Inc.	12,388	$ 2,494,076
		$ 2,494,076
Insurance — 0.7%
Arthur J. Gallagher & Co.	8,780	$ 2,190,522
Assurant, Inc.	6,036	1,277,942
Everest Group Ltd.	3,118	980,673
Progressive Corp.	13,267	2,733,002
Unum Group	22,676	1,664,872
		$ 8,847,011
Interactive Media & Services — 4.1%
Alphabet, Inc., Class A	69,586	$ 19,566,888
Alphabet, Inc., Class C	55,972	15,774,029
Meta Platforms, Inc., Class A	24,689	16,007,113
		$ 51,348,030
IT Services — 0.5%
Accenture PLC, Class A	9,807	$ 2,452,731
International Business Machines Corp.	11,273	3,465,433
		$ 5,918,164
Leisure Products — 0.1%
Hasbro, Inc.	14,652	$ 1,118,094
		$ 1,118,094
Life Sciences Tools & Services — 0.5%
IQVIA Holdings, Inc.(1)	6,039	$ 1,307,202
Thermo Fisher Scientific, Inc.	7,661	4,346,775
Waters Corp.(1)	3,206	1,120,817
		$ 6,774,794
Security	Shares	Value
Machinery — 0.5%
Flowserve Corp.	2,794	$ 190,690
PACCAR, Inc.	20,719	2,038,750
Pentair PLC	17,848	1,898,135
Westinghouse Air Brake Technologies Corp.	10,792	2,206,316
		$ 6,333,891
Media — 0.2%
Omnicom Group, Inc.(2)	14,100	$ 1,057,782
Paramount Skydance Corp., Class B(2)	51,725	796,048
Trade Desk, Inc., Class A(1)	16,880	848,726
		$ 2,702,556
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	44,799	$ 1,868,118
		$ 1,868,118
Multi-Utilities — 0.2%
CMS Energy Corp.	13,298	$ 978,068
WEC Energy Group, Inc.	16,366	1,828,573
		$ 2,806,641
Oil, Gas & Consumable Fuels — 1.4%
APA Corp.(2)	27,996	$ 634,110
Chevron Corp.	27,071	4,269,638
Devon Energy Corp.	26,218	851,823
EOG Resources, Inc.	13,580	1,437,307
Exxon Mobil Corp.	61,912	7,080,256
HF Sinclair Corp.	23,402	1,207,543
ONEOK, Inc.	19,832	1,328,744
		$ 16,809,421
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(1)	18,163	$ 757,942
		$ 757,942
Pharmaceuticals — 1.5%
Eli Lilly & Co.	11,288	$ 9,739,963
Johnson & Johnson	35,248	6,657,290
Viatris, Inc.	168,097	1,741,485
		$ 18,138,738
Professional Services — 0.4%
Amentum Holdings, Inc.(1)	8,975	$ 201,130
Jacobs Solutions, Inc.	8,461	1,318,308
Leidos Holdings, Inc.	4,055	772,356

Parametric
Volatility Risk Premium - Defensive Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
Paycom Software, Inc.	3,702	$ 692,607
Verisk Analytics, Inc.	6,550	1,432,878
		$ 4,417,279
Residential REITs — 0.3%
Equity Residential	21,597	$ 1,283,726
Mid-America Apartment Communities, Inc.	9,213	1,181,383
UDR, Inc.	46,976	1,582,621
		$ 4,047,730
Retail REITs — 0.1%
Kimco Realty Corp.	57,235	$ 1,182,475
		$ 1,182,475
Semiconductors & Semiconductor Equipment — 7.7%
Analog Devices, Inc.	13,516	$ 3,164,501
Broadcom, Inc.	58,527	21,633,335
KLA Corp.	4,203	5,080,334
Microchip Technology, Inc.	22,335	1,394,151
NVIDIA Corp.	274,857	55,655,794
QUALCOMM, Inc.	18,464	3,340,138
Skyworks Solutions, Inc.	24,418	1,897,767
Texas Instruments, Inc.	16,303	2,632,282
		$ 94,798,302
Software — 5.6%
Adobe, Inc.(1)	7,804	$ 2,655,779
Autodesk, Inc.(1)	7,661	2,308,566
Crowdstrike Holdings, Inc., Class A(1)	4,389	2,383,271
Intuit, Inc.	5,331	3,558,709
Microsoft Corp.	83,033	42,995,318
Oracle Corp.	26,924	7,070,512
Palantir Technologies, Inc., Class A(1)	30,600	6,134,382
Synopsys, Inc.(1)	5,075	2,303,136
		$ 69,409,673
Specialized REITs — 0.2%
Extra Space Storage, Inc.	9,964	$ 1,330,593
Millrose Properties, Inc., Class A	6,755	217,578
Public Storage	5,277	1,469,961
		$ 3,018,132
Specialty Retail — 0.5%
Bath & Body Works, Inc.	20,278	$ 496,406
Security	Shares	Value
Specialty Retail (continued)
Home Depot, Inc.	14,487	$ 5,499,120
		$ 5,995,526
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	167,091	$ 45,176,394
Seagate Technology Holdings PLC	7,915	2,025,290
		$ 47,201,684
Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp., Class A	3,952	$ 1,263,296
		$ 1,263,296
Tobacco — 0.3%
Philip Morris International, Inc.	27,300	$ 3,940,209
		$ 3,940,209
Trading Companies & Distributors — 0.1%
W.W. Grainger, Inc.	1,871	$ 1,831,709
		$ 1,831,709
Total Common Stocks (identified cost $230,413,617)		$ 636,487,187

Short-Term Investments — 48.8%
Affiliated Fund — 6.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(3)	73,785,050	$ 73,785,050
Total Affiliated Fund (identified cost $73,785,050)		$ 73,785,050

Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.06%(4)	819,312	$ 819,312
Total Securities Lending Collateral (identified cost $819,312)		$ 819,312

Parametric
Volatility Risk Premium - Defensive Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 42.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/28/25(5)	$9,430	$ 9,404,728
0.00%, 1/15/26	15,000	14,885,560
0.00%, 1/22/26(5)	13,584	13,470,725
0.00%, 2/19/26(5)	36,706	36,295,557
0.00%, 4/16/26(5)	13,510	13,282,189
0.00%, 6/11/26(5)	115,000	112,466,135
0.00%, 7/9/26	82,706	80,674,548
0.00%, 9/3/26(5)	13,455	13,050,058
U.S. Treasury Notes:
0.75%, 3/31/26	4,085	4,035,171
0.75%, 8/31/26	11,730	11,446,953
0.875%, 9/30/26	20,420	19,902,015
1.375%, 8/31/26	11,730	11,505,492
1.50%, 8/15/26	11,730	11,526,257
1.625%, 2/15/26	7,128	7,082,485
2.125%, 5/31/26	35,000	34,667,332
3.75%, 8/31/26	28,000	27,996,345
4.25%, 12/31/25	10,188	10,193,842
4.375%, 7/31/26	36,440	36,596,743
4.625%, 2/28/26	10,692	10,715,833
4.625%, 9/15/26	20,420	20,569,938
4.875%, 11/30/25	28,938	28,954,696
Total U.S. Treasury Obligations (identified cost $528,042,166)		$ 528,722,602
Total Short-Term Investments (identified cost $602,646,528)		$ 603,326,964
Total Investments — 100.2% (identified cost $833,060,145)		$1,239,814,151
Total Written Options — (0.3)% (premiums received $3,458,555)		$ (3,192,054)
Other Assets, Less Liabilities — 0.1%		$ 876,015
Net Assets — 100.0%		$1,237,498,112
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at October 31, 2025. The aggregate market value of securities on loan at October 31, 2025 was $3,537,403 and the total market value of the collateral received by the Fund was $3,616,675, comprised of cash of $819,312 and U.S. government and/or agencies securities of $2,797,363.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2025.
(4)	Represents investment of cash collateral received in connection with securities lending.
(5)	Security (or a portion thereof) has been pledged as collateral for written options.

Written Call Options (Exchange-Traded) — (0.2)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	77	$52,669,540	$6,840	11/5/25	$ (307,307)
S&P 500 Index	73	49,933,460	6,850	11/7/25	(346,750)
S&P 500 Index	77	52,669,540	6,950	11/7/25	(71,225)

Parametric
Volatility Risk Premium - Defensive Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	77	$52,669,540	$7,000	11/10/25	$ (34,419)
S&P 500 Index	77	52,669,540	6,875	11/12/25	(378,840)
S&P 500 Index	77	52,669,540	6,985	11/14/25	(130,284)
S&P 500 Index	77	52,669,540	7,125	11/26/25	(109,340)
S&P 500 Index	77	52,669,540	6,950	11/17/25	(235,620)
S&P 500 Index	77	52,669,540	7,000	11/21/25	(234,080)
Total					$(1,847,865)
Written Put Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	77	$52,669,540	$6,740	11/3/25	$ (20,405)
S&P 500 Index	77	52,669,540	6,780	11/5/25	(125,510)
S&P 500 Index	77	52,669,540	6,720	11/7/25	(115,192)
S&P 500 Index	77	52,669,540	6,710	11/10/25	(133,980)
S&P 500 Index	77	52,669,540	6,375	11/12/25	(36,190)
S&P 500 Index	77	52,669,540	6,650	11/14/25	(171,402)
S&P 500 Index	77	52,669,540	6,475	11/17/25	(103,180)
S&P 500 Index	77	52,669,540	6,575	11/21/25	(223,300)
S&P 500 Index	77	52,669,540	6,660	11/26/25	(415,030)
Total					$(1,344,189)
Abbreviations:
REITs	– Real Estate Investment Trusts
At October 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At October 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $73,785,050, which represents 6.0% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$37,500,036	$587,472,367	$(551,187,353)	$ —	$ —	$73,785,050	$814,458	73,785,050
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Parametric
Volatility Risk Premium - Defensive Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$636,487,187*	$ —	$ —	$ 636,487,187
Short-Term Investments:
Affiliated Fund	73,785,050	—	—	73,785,050
Securities Lending Collateral	819,312	—	—	819,312
U.S. Treasury Obligations	—	528,722,602	—	528,722,602
Total Investments	$711,091,549	$528,722,602	$ —	$1,239,814,151
Liability Description
Written Call Options	$ (1,847,865)	$ —	$ —	$ (1,847,865)
Written Put Options	(1,344,189)	—	—	(1,344,189)
Total	$ (3,192,054)	$ —	$ —	$ (3,192,054)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.